Share-based Compensation - LTIP (Details) - LTIP - USD ($)			6 Months Ended		12 Months Ended
	Mar. 13, 2024	Jun. 05, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Ordinary Shares Held by Trustee - Number of treasury shares
As at beginning of period			17,612,685	19,601,375	19,601,375
Purchased			10,259,133		2,725,515
Vested			(10,952,145)		(4,714,205)
As at end of period			16,919,673		17,612,685
Ordinary Shares Held by Trustee - Cost
As at beginning of period			$ 66,987,000	$ 76,064,000	$ 76,064,000
Purchased			36,064,000		9,071,000
Vested			(41,371,000)		(18,148,000)
As at end of period			61,680,000		$ 66,987,000
Awards forfeited			$ 8,574,000	$ 5,041,000
Shared-based Compensation Award, Performance
Share-based Compensation
Maximum cash amount		$ 54,900,000
Number of business days for vesting after announcement of Group's annual results		2 days
Vesting, number of years after the covered financial year's announcement of Group's annual results		2 years
Shared-based Compensation Award, Non-performance
Share-based Compensation
Maximum cash amount	$ 700,000
Vesting percentage on each of the first, second, third and fourth anniversaries	25.00%